Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Summary of Significant Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts for AGM Holdings and all its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. For the subsidiaries whose functional currencies are Renminbi (“RMB”), results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of income.

The consolidated balance sheet balances, with the exception of equity at December 31, 2022 and December 31, 2021 were translated at RMB6.9646 and RMB6.3757 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of income and cash flows for the year ended December 31, 2022, 2021 and 2020 were RMB6.7261, RMB6.4515 and RMB6.9003 to $1.00, respectively.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, allowance for doubtful accounts, and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents are financial assets that are either cash or highly liquid investments with an original maturity term of 90 days or less. At December 31, 2022 and December 31, 2021, the Company’s cash equivalents primarily consist cash in various financial institutions.

Inventories

Inventories

Inventories, primarily consisting of standardized computing equipment, which are finished goods from manufacturers. Inventories are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the first-in first-out cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. No inventory write-down was recorded for 2022 and 2021.

Advances to suppliers

Advances to suppliers

Advances to suppliers primarily consists of prepayments for purchase of cryptocurrency mining machines and standardized computing equipment. The Company maintains an allowance for doubtful accounts to state prepayments at their estimated realizable value based on a variety of factors, including the possibility of applying the prepayments to products, significant one-time events, and historical experience.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable, advance to suppliers, prepayment and other current assets, short-term borrowings, accounts payable, and other payables, due to related parties and income tax payable approximate their fair value based on the short-term maturity of these instruments.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required.

The Company maintains allowances for doubtful accounts for estimated losses from the receivable amount that cannot be collected. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. In determining these estimates, the Company examines historical write-offs of its receivables and reviews each client’s account to identify any specific customer collection issues. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Factoring Arrangements

Factoring Arrangements

The Company used a factoring arrangement with a third party financial institution to manage working capital and cash flows (See Note 5). Under these programs, the Company transferred receivables to a financial institution. Available capacity under these programs is dependent on the level of the trade accounts receivable eligible to be sold and the financial institutions’ willingness to purchase such receivables. As such, the factoring arrangement can be reduced or eliminated at any time due to market conditions and changes in the credit worthiness of our customers, which would negatively impact our liquidity. There was no factoring arrangement as of December 31, 2022.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Identifiable significant improvements are capitalized and expenditures for maintenance, repairs, and betterments, including replacement of minor items, are charged to expense.

Depreciation is computed based on cost, less the estimated residual value, if any, using the straight-line method over the estimated useful life. The residual value rate and useful life of property and equipment are summarized as follows:

Property and Equipment	Residual value rate	Useful life
Electronic equipment	5%	3 years
Office equipment	5%	5 years
Leasehold improvement	0%	Shorter of the lease term or the estimated useful life of the assets

Intangible Assets

Intangible Assets

Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Intangible assets mainly represent the domain name at cost, less accumulated amortization on a straight-line basis over an estimated life of ten years.

Intangible Asset	Residual value rate	Useful life
AGM domain name	0%	10 years
Software	0%	5 years

Lease Commitments

Lease Commitments

On January 1, 2019, the Company adopted Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company determined if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and short and long-term lease liabilities in the consolidated balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in the consolidated balance sheets.
Revenue Recognition

Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all years presented.  The core principle of this new revenue standard is that a company should recognize revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle by the Company in its determination of revenue recognition:

●	Step 1: Identify the contract(s) with the customer;

●	Step 2: Identify the performance obligations in the contract;

●	Step 3: Determine the transaction price;

●	Step 4: Allocate the transaction price to the performance obligations in the contract; and

●	Step 5: Recognize revenue when or as the Company satisfies a performance obligation.

The Company is a server and software developer, engaging in research, development and sale of server and enterprise application software, including ASIC miner, accounting software and ERP software, and the software-related after sales services.

The Company derives revenue from the sales of (1) cryptocurrency mining machines and standardized computing equipment and (2) technical support plans, and bundle of products or services that may include a combination of these items. The Company enters into contracts with customers that include promises to transfer various products and services, which are generally capable of being distinct and accounted for as separate performance obligations. The transaction price is allocated to each performance obligation on a relative standalone selling price basis.

The Company acts as a principal as it takes control of the merchandises, is primarily obligated for the merchandise sold to the consumers, bears inventory risks and has the latitude in establishing prices. Revenue is recognized when the promised goods or services are transferred to customers, in an amount that reflects the consideration allocated to the respective performance obligation. The Company records and recognizes revenues from both products and services in one account, which is presented as revenues in the accompanying consolidated statements of operations and comprehensive income.

During 2022, 2021 and 2020, the Company derives revenue from the sale of the following two items:

(1)	Sales of Cryptocurrency Mining Machines and Standardized Computing Equipment

The Company recognizes product revenues on a gross basis as the Company is responsible to fulfill the promise to provide specified goods. Revenue is recognized at a point in time upon the transfer of control of products to customers.

(2)	Technical Support Plans

The Company sells technical support plans either as a package with the sale of software products or separately on its own. Each technical support plan has a contractual period of one year. Revenue is recognized over a period of time throughout the contract period for the technical support plan, generally is recognized over twelve months period. However, the Company did not record this revenue stream on total revenue for December 31, 2022 and December 31, 2021 since the Company discontinued business related to these services in 2020.

Contract liability

Contract liability

The contract liabilities consist of advances from customers, which relate to unsatisfied performance obligations at the end of each reporting period and consists of cash payments received in advance from customers in sales of server products. As of December 31, 2022 and December 31, 2021, the Company’s advances from customers amounted to $4,572,765 and $42,231,914, respectively.

The Company reports revenues net of applicable sales taxes and related surcharges.

Costs of Revenues

Costs of Revenues

Cost of revenues primarily consist of: (1) cost of product revenue, which includes direct costs of cryptocurrency mining machines, standardized computing equipment and software products; labor costs and employee benefits for software development, data testing, bug fixes and hacker prevention; research and development expenses; (2) cost of services and other revenue, which reflects direct costs associated with providing services, including data center and support costs related to delivering online services.

Operating Leases

Operating Leases

The Company determines if an arrangement is a lease upon inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to control the use of an asset includes the right to obtain substantially all of the economic benefits of the underlying asset and the right to direct how and for what purpose the asset is used. Upon adoption of ASU 2016-02 and related standards, operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is the Company’s incremental borrowing rate or, if available, the rate implicit in the lease. The Company includes options to renew the lease as part of the right of use lease asset and liability when it is reasonably certain the Company will exercise the option. The Company also takes into considerations when certain lease contains fair value purchase and termination options with an associated penalty.

The Company reviews all leases for capital or operating classification at their inception. The Company conducts its operations primarily under operating leases as of adoption of ASC 842 on January 1, 2021.

Selling, general & administrative expenses

Selling, general & administrative expenses

Selling, general and administrative expenses consist primarily of sales and administrative employee-related expenses, bad debt expense, professional fees, travel costs, and other corporate expenses.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred. The costs primarily consist of the wage expenses incurred to continuously improve and upgrade the Company’s services.

Government grants

Government grants

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attach to it and the grant will be received. From June 15, 2021, Nanjing Pukou Economic Development Zone Management Committee (the “Committee”) provided an office to the Company for free for 5 years to attract the enterprise for the development of the integrated circuit industry in Nanjing. As of December 31, 2022 and 2021, the balance of deferred government grant was $135,313 and $185,923, respectively. The amount of other income for the government grant recognized during the years ended December 31, 2022 and 2021 was $42,431 and $22,119, respectively.

Income Taxes

Income Taxes

The Company is governed by the Income Tax Law of China, Inland Revenue Ordinance of Hong Kong and the U.S. Internal Revenue Code of 1986, as amended. Based on a review of surrounding facts and circumstances, the revenue generated from AGM Technology belongs to offshore revenue as its operation is outside Hong Kong. Therefore, the Company considers AGM Technology is not subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong or 8.25% if the net profit under $2,000,000 for 2019 and beyond under Inland Revenue Ordinance of Hong Kong.

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Accounting for Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Act has caused the Company’s deferred income taxes to be revalued. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through income tax expense. Pursuant to the guidance within SEC Staff Accounting Bulletin No. 118 (“SAB 118”), as of December 31, 2017, the Company recognized the provisional effects of the enactment of the Act for which measurement could be reasonably estimated. The ultimate impact of the Act may differ from these estimates due to the Company’s continued analysis or further regulatory guidance that may be issued as a result of the Act.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the Company’s financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2022, December 31, 2021 and December 31, 2020, the Company had uncertain tax positions accrued, and will continue to evaluate for uncertain positions in the future.

Value Added Tax

Value Added Tax

The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of software service provided. The Company reports revenue net of China’s VAT for all the periods presented in the accompanying consolidated statements of operations.

Comprehensive Income

Comprehensive Income

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income, its components and accumulated balances. Components of comprehensive income include net income and foreign currency translation adjustments. For the fiscal years ended 2022, 2021 and 2020, the only component of accumulated other comprehensive income was foreign currency translation adjustments.

Related Party Transactions

Related Party Transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Concentration and risks

Concentration and risks

a) Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are cash and cash equivalents, and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions or trading platforms. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

b) Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are RMB and U.S. dollars, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, accounts receivable and accounts payable. Any significant fluctuation of RMB against U.S. dollars may materially and adversely affect the Company’s cash flows, revenues, earnings and financial positions.

c) Currency convertibility risk

The Company transacts some of its business in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China (the “PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Reclassifications

Reclassification

Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on the net earnings and financial position. Income tax payable was disclosed as separate line item which presented in accrued expenses and other payables in prior year.

Net Income/(Loss) per Common Share

Net Income/(Loss) per Common Share

Basic earnings/(loss) per ordinary share is computed by dividing net earnings/(loss) attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period.

Statutory reserves

Statutory reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended December 31, 2022, 2021 and 2020, profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was $272,037, $63,659 and nil, respectively. No appropriation to other reserve funds was made for any of the periods presented.

Discontinued operation

Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs:

(1)	the component of an entity or group of components of an entity meets the criteria to be classified as held for sale;
(2)	the component of an entity or group of components of an entity is disposed of by sale;
(3)	the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

The results of operations of discontinued operation for the years ended December 31, 2022, 2021 and 2020 have been reflected separately in the Consolidated Statements of Income/(Loss) as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operation of the three categories for the years ended December 31, 2022, 2021 and 2020 were separately presented in the Consolidated Statements of Cash Flows for all periods presented in accordance with U.S. GAAP.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. The ASU is effective for public company for fiscal years, and interim periods within those fiscal years beginning after December 15, 2019. For all other entities including emerging growth companies, the ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early application is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company has adopted ASU 2016-13 since January 1, 2021, the impact of which on the Company’s consolidated financial statements was immaterial.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. This standard removes certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The amendments in these ASUs are effective for the Company’s fiscal years, and interim periods within those fiscal years beginning October 1, 2022. The Company does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Company’s consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.